ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE
Billed receivable	$ 98,421	$ 106,882
Unbilled receivable	161,675	140,197
Accounts receivable, gross	260,096	247,079
Less: Allowance for doubtful accounts	13,646	16,386	4,002
Accounts receivable, net	246,450	230,693
Activities in the allowance for doubtful accounts
Balance at the beginning of the year	16,386	4,002	3,698
Balance brought forward from VanceInfo		10,197
Allowance for doubtful accounts	343	5,153	477
Write off	(2,978)	(2,751)	(388)
Foreign currency translation adjustments	(105)	(215)	215
Balance at the end of the year	$ 13,646	$ 16,386	$ 4,002